Stockholders Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders Deficit
Schedule of stock warrants activity
	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, January 1, 2023	362,729,077	$ 0.0045-0.75	$0.006
Granted	113,319,999	0.02	0.02
Canceled/Expired	-	-	-
Exercised	-	-	-
Balance outstanding and exercisable, March 31, 2023	476,049,076	$0.0045 – 0.75	$0.009

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, January 1, 2020	27,405,475	$0.0045-2.90	$0.0117
Granted	55,000,000	0.05	0.05
Canceled/Expired	-	-	-
Exercised	(13,424,241)	-	-
Balance, January 1, 2021	68,981,234	0.0045-2.90	0.0421
Granted	394,353,319	0.0045 – 0.05	0.011
Canceled/Expired	(605,476)	0.0085 – 2.90	0.035
Exercised	(100,000,000)	0.08 – 2.90	0.165
Balance, December 31, 2022	362,729,077	$0.0045 – 0.75	$0.006

Balance outstanding and exercisable, December 31, 2022	362,729,077	$0.0045 – 0.75	$0.006

Schedule of warrants outstanding and exercisable
	Warrants Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.0045	346,666,653	4.47	$0.0045
0.02	124,339,999	4.90	0.02
0.05	5,000,000	3.48	0.50
0.75	42,424	1.68	0.75

$0.0045 - $0.75	476,049,076	4.46	$0.009

	Warrants Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.0045	333,333,319	4.79	$0.0045
0.005	13,333,334	2.87	$0.005
0.02	11,020,000	4.85	0.02
0.05	5,000,000	3.72	0.50
0.75	42,424	1.93	0.75

$0.0045 - $0.75	362,729,077	4.05	$0.006

Schedule grants of warrants on issuance of note Payable
Assumptions
Exercise Price	$0.01
Share Price	$0.0079
Volatility %	268%
Risk Free Rate	4.41%
Expected Term (yrs.)	5
Dividend Rate	0%

Schedule of grant of warrants for services
Assumptions
Exercise Price	$0.02
Share Price	$0.02
Volatility %	233%
Risk Free Rate	2.88%
Expected Term (yrs.)	5
Dividend Rate	0%
Assumptions
Exercise Price	$0.01
Share Price	$0.00752
Volatility %	224%
Risk Free Rate	4.34%
Expected Term (yrs.)	5
Dividend Rate	0%